Trade and other receivables, Provision for Impairment (Details) - USD ($) $ in Thousands	12 Months Ended	18 Months Ended
	Apr. 30, 2017	Oct. 31, 2018
Provision for Impairment of Trade Receivables [Abstract]
Beginning balance	$ 4,486	$ 2,599
Provision for receivables impairment	2,023	40,016
Receivables written off as uncollectable	(1,271)	(686)
Receivables previously provided for but now collected	(2,542)	(53)
Exchange adjustments	(97)	(16)
Ending balance	$ 2,599	$ 41,860